CONDENSED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended				12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Mar. 31, 2014		Mar. 31, 2013
Cash Flows From Operating Activities
Net loss	$ (5,137,000)		$ (2,129,000)		$ (3,118,000)		$ (523,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	0		1,000		2,000		0
Stock-based compensation	779,000		0
Changes in operating assets and liabilities:
Prepaid expenses	(196,000)		(248,000)		1,000		(4,000)
Accounts payable and accrued expenses	327,000		799,000		146,000		101,000
Net Cash Used in Operating Activities	(4,227,000)		(1,577,000)		(2,969,000)		(426,000)
Cash Flows From Investing Activities
Purchases of property and equipment	(103,000)				0		(4,000)
Net Cash Used in Investing Activities	(103,000)		0		0		(4,000)
Cash Flows From Financing Activities
Advances from Former Parent	0		916,000		1,453,000		0
Repayment of Former Parent advances	(536,000)		0		(916,000)		0
Payment of deferred offering costs	0		(1,116,000)
Proceeds from issuance of common stock and warrants less issuance costs	865,000	[1]	0	[1]	16,228,000	[2]	(44,000)	[2]
Investment from Former Parent	0		1,691,000		1,679,000		570,000
Net Cash Provided by Financing Activities	329,000		1,491,000		18,444,000		526,000
Net Decrease In Cash	(4,001,000)		(86,000)		15,475,000		96,000
Cash - Beginning	15,571,000		96,000		96,000		0
Cash - Ending	11,570,000		10,000		15,571,000		96,000
Non-cash operating and financing activities:
Accrued Offering Costs					$ 163,000		$ 0

[1]	Gross proceeds of initial public offering of $1,117,000 less $252,000 of offering costs, of which $89,000 was withheld from the proceeds and $163,000 was paid in cash that was previously accrued.
[2]	Gross proceeds of initial public offering of $19,216,000 less $3,195,000 of offering costs, of which $2,826,000 was withheld from the proceeds, $206,000 was paid in cash (including $44,000 paid during the fiscal year ended March 31, 2013) and $163,000 was accrued as of March 31, 2014.